Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE K – RELATED PARTY TRANSACTIONS

Consulting Agreement

During 2011 and 2010, Steven Jones, a director of the Company, earned $198,334 and $201,850, respectively, for various consulting work performed in connection with his duties as Executive Vice President of Finance. Mr. Jones is Chairman of the Compliance Committee and was a member of the Compensation Committee through May of 2010.

On May 3, 2010, the Company entered into a consulting agreement (the "Consulting Agreement") with Steven Jones (the "Consultant" or "Mr. Jones") whereby Mr. Jones would continue to provide consulting services to the Company in the capacity of Executive Vice President of Finance. The Consulting Agreement has an initial term from May 3, 2010 through April 30, 2013, which initial term automatically renews for additional one year periods unless either party provides notice of termination at least three months prior to the expiration of the initial term or any renewal term. In addition, the Company has the right to terminate the Consulting Agreement by giving written notice to the Consultant twelve months prior to the effective date of termination. The Consultant has the right to terminate the Consulting Agreement by giving written notice to the Company three months prior to the proposed termination date, provided, however, the Consultant is required to provide an additional three months of transition services to the Company upon reasonable request by the Company. The Consulting Agreement specifies an annual base retainer compensation of $180,000 per year, which was subsequently increased to $200,000 per year in February 2011. Mr. Jones is also eligible to receive an annual cash bonus based on the achievement of certain performance metrics with a target of 30% of his base retainer. Such bonus is eligible to be increased to up to 150% of the target bonus in any fiscal year in which he meets certain performance thresholds established by the CEO of the Company and approved by the Board of Directors. The Company also agreed that it would issue to the Consultant a warrant to purchase 450,000 shares of the Company's common stock, which vest according to the passage of time and upon the Company meeting certain performance milestones.

Laboratory Information System

On March 11, 2005, we entered into an agreement with HCSS, LLC and eTelenext, Inc. to enable NeoGenomics to use eTelenext's Accessioning Application, AP Anywhere Application and CMQ Application. HCSS, LLC was owned 66.7% by Dr. Michael T. Dent, a member of our Board of Directors. On June 18, 2009, we entered into a Software Development, License and Support Agreement with HCSS, LLC and eTelenext, Inc. to upgrade the Company's laboratory information system to a new version called APvX. This agreement had an initial term of 5 years from the date of acceptance and called for monthly fees of $8,000-$12,000 during the term. In June 2010, HCSS and eTelenext were merged into eTelenext's parent company, PathCentral, Inc. Dr. Dent owned approximately 3% of PathCentral, Inc. at December 31, 2010. In May 2011, PathCentral, Inc. agreed to provide the source code of our APVX installation to us in exchange for a release of any further obligations to NeoGenomics and in connection with such transaction our agreement with PathCentral, Inc. was terminated. During the years ended December 31, 2011 and 2010, we incurred licensing and software customization fees from HCSS/eTelenext/PathCentral, Inc. of approximately $97,506 and approximately $286,000, respectively.

Gulf Pointe Capital Lease Agreement

On September 30, 2008, we entered into a master lease agreement (the "Master Lease") with Gulf Pointe Capital, LLC ("Gulf Pointe") which provided for $130,000 of lease financing after it was determined that the lease facility with Leasing Technologies, Inc. would not allow for the leasing of certain used and other types of equipment. Three members of our Board of Directors at the time we entered into the Master Lease, Steven Jones, Peter Petersen and Marvin Jaffe, were affiliated with Gulf Pointe and recused themselves from both sides of all negotiations concerning this transaction. The terms under this lease are consistent with the terms of our other lease arrangements and provided for the sale/leaseback of approximately $130,000 of used laboratory equipment. The lease had a 30 month term and called for monthly payments of $5,155. In consideration for entering into the Master Lease, the Company issued 32,475 common stock warrants to Gulf Pointe with an exercise price of $1.08 and a five year term. The warrants were valued at approximately $11,000 using the Black-Scholes option pricing model. This first lease schedule under the master lease agreement was completed in July 2011, and the Company elected to exercise its end of lease option to purchase the equipment for $16,887.

On February 9, 2009, we amended our Master Lease with Gulf Pointe to increase the maximum size of the facility to $250,000 and entered into a second schedule under the Master Lease for the sale/leaseback of approximately $118,000 of used laboratory equipment. This second lease had a 30 month term at the same lease rate factor per month as the first lease, which equates to monthly payments of $4,690. As part of this amendment, we terminated the original warrant agreement dated September 30, 2009 and replaced it with a new warrant to purchase 83,333 shares of our common stock. Such new warrants have a five year term, an exercise price of $0.75 per share and the same vesting schedule as the original warrants. The replacement warrants were valued using the Black-Scholes option pricing model and the value did not materially differ from the valuation of the original warrants they replaced. This second lease schedule was completed in December 2011, and the Company elected to exercise its end of lease option to purchase the equipment for $13,039.

Research DX, LLC

During 2009, we began contracting with ResearchDX, L.L.C. ("ResearchDX") to provide clinical trial management services on our behalf. During 2010, we began to receive various specimens for testing from ResearchDX and we continued to outsource our clinical trial management and cytogenetic overflow testing volume to them for processing. Matthew Moore, our former Vice President of Research and Development until March 31, 2011 owned 50% of ResearchDX. During the years ended December 31, 2011 and 2010, we received specimen testing revenue of approximately $63,000 and $33,000, respectively and incurred expenses of approximately $339,000 and $233,000, respectively with ResearchDX.